Customer Contracts (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes

Income/(Loss) before provision for income taxes consisted of the following for the years ended December 31, 2023 and 2022 (in thousands):

	2023	2022
United States	$(27,984)	$(25,375)
International	(1,216)	(41)
Loss before provision for income taxes	$(29,200)	$(25,416)

Schedule of Income Tax Expenses (Benefit) by Jurisdiction

The income tax expense (benefit) by jurisdiction for the years ended December 31, 2023 and 2022, were as follows (in thousands):

	2023	2022
Current:
Federal	$—	$—
State and local	—	—
Foreign	16	11

Total current	$16	$11

Deferred:
Federal	$—	$—
State and local	—	—
Foreign	—	—
Total deferred	—	—
Total tax expense	$16	$11

Schedule of U.S. Federal Income Tax Rates Indicated to Pretax Loss From Operations

Income taxes during the years ended December 31, 2023 and 2022 differed from the amounts computed by applying the applicable U.S. federal income tax rates indicated to pretax loss from operations as a result of the following:

	2023	2022
Computed tax benefit at federal statutory rate	21%	21%
Permanent differences	—%	—%
State tax benefit	7%	6%
Stock based compensation	(2)%	(1)%
Other permanent differences	(1)%	—%
Change in valuation allowance	(28)%	(24)%
Research and development credit	—%	—%
Change in fair value of debt	1%	(2)%
Stock issuance cost	(2)%	—%
Acquired startup costs	4%	—%
	—%	—%

Schedule of Components of Deferred Tax Assets and Liabilities

The primary components of the deferred tax assets and liabilities at December 31, 2023 and 2022 were as follows (in thousands):

	2023	2022
Deferred tax assets/(liabilities):
Net operating loss carryforwards	$15,236	$10,102
Research and development credit carryforwards	666	404
Stock-based and other compensation	2,131	1,616
Lease liability	1,143	12
Capitalized research and development expenditures	3,109	1,306
Transaction and financing costs	—	537
Depreciation and amortization	1,508	207
Accrued liabilities and other reserves	1,217	1,376
Total deferred tax assets	25,010	15,560
Right-of-use and other assets	(1,147)	(10)
Total deferred tax liabilities	(1,147)	(10)
Valuation allowance	(23,863)	(15,550)
Net deferred tax asset	$—	$—

Schedule of Unrecognized Tax Benefit

A reconciliation of the beginning and ending unrecognized tax benefit amount is as follows (in thousands):

	December 31,
	2023	2022
Balance at the beginning of the year	$1,239	$1,077
Additions based on tax positions related to current year	278	162
Adjustments based on tax positions related to prior years	—	—
Balance at end of year	$1,517	$1,239